Impairments and reversal of impairments (Details) R in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025 ZAR (R) R / oz	Dec. 31, 2025 ZAR (R)	Dec. 31, 2024 ZAR (R)	Dec. 31, 2023 ZAR (R) R / oz
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of mining assets		R (15,825)	R (9,113)	R (38,492)
Impairment reversal of mining assets		1,924	0	0
Impairment of intangible assets		0	0	(86)
Impairment of goodwill		0	0	(8,435)
Impairment of investment in equity-accounted investee		(15,841)	(9,173)	(47,013)
Other impairment		(26)	0	0
Total impairments and reversal of impairments		(14,007)	(9,173)	(47,454)
Gains (losses) recognised when control of subsidiary is lost, net of tax		(461)	(19)	(1,384)
Mining assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of mining assets		(14,428)		(16,844)
Impairment reversal of mining assets		1,877
Mimosa
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of mining assets	R (535)	(535)		(1,864)
Impairment of investment in equity-accounted investee	(64)	(64)	0	(423)
Gains (losses) recognised when control of subsidiary is lost, net of tax	R 461			R (1,384)
Average PGM (4E) basket price (in ZAR per ounce) | R / oz	25,745			26,632
Nominal discount rate	20.67%			31.20%
Recoverable amount	R 2,208			R 2,757
Mimosa | Mining assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Life-of-mine	8 years			11 years
Right-of-use assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of mining assets		(16)	(60)	R 0
Investment in equity-accounted investee
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of investment in equity-accounted investee		(64)	0	(423)
Impairment of loan to equity-accounted investee		R 0	R 0	R (18)